SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-lived Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	$ 123,646
Intangible asset value		$ 0